RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
RELATED PARTY TRANSACTIONS
Due from related parties	$ 20,567	$ 10,097
Due to related parties	18,720	1,703,421
Related party
RELATED PARTY TRANSACTIONS
Due from related parties	20,567	10,097
Due to related parties	18,720	1,703,421
Reserve for credit loss	0	0
Related party | Baohai Xu
RELATED PARTY TRANSACTIONS
Due to related parties	15,123	503,713
Related party | Zhe Wang
RELATED PARTY TRANSACTIONS
Due to related parties	3,597	121,195
Related party | Mufang Gao
RELATED PARTY TRANSACTIONS
Due from related parties	11,644
Due to related parties		768,506
Related party | Feng'e Feng
RELATED PARTY TRANSACTIONS
Due to related parties		186,571
Related party | Mingxiu Luan
RELATED PARTY TRANSACTIONS
Due to related parties		123,436
Related party | Sheng Xu
RELATED PARTY TRANSACTIONS
Due from related parties	$ 8,923	$ 10,097